Earnings per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
(Loss) Earnings per Share
For the three and nine months ended September 30, 2012 and for the three and nine months ended September 30, 2011, the dividends on the Convertible Preferred Stock were subtracted from net (loss) income attributable to Molycorp stockholders for the purpose of computing the basic and diluted earnings per share.

	Three Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(18,891)	$45,356
Dividends on Convertible Preferred Stock	(2,846)	(2,846)
(Loss) income attributable to common stockholders	(21,737)	42,510
Weighted average common shares outstanding—basic	117,086,022	83,847,119
Basic (loss) earnings per share	$(0.19)	$0.51

(Loss) income attributable to common stockholders	(21,737)	42,510
Effect of dilutive 3.25% Convertible Notes	—	404
(Loss) income attributable to common stockholders adjusted for effect of dilution	(21,737)	42,914
Weighted average common shares outstanding—diluted	117,086,022	87,069,256
Diluted (loss) earnings per share	$(0.19)	$0.49

	Nine Months Ended
(In thousands, except share and per share amounts)	September 30, 2012	September 30, 2011
Net (loss) income attributable to Molycorp stockholders	$(89,976)	$90,947
Dividends on Convertible Preferred Stock	(8,539)	(7,116)
(Loss) income attributable to common stockholders	(98,515)	83,831
Weighted average common shares outstanding—basic	101,147,638	83,321,816
Basic (loss) earnings per share	$(0.97)	$1.01

(Loss) income attributable to common stockholders	(98,515)	83,831
Effect of dilutive 3.25% Convertible Notes	—	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	(98,515)	84,244
Weighted average common shares outstanding—diluted	101,147,638	84,596,676
Diluted (loss) earnings per share	$(0.97)	$1.00

Diluted earnings per share reflect the dilutive impact of potential common stock and unvested restricted shares of common stock in the weighted average number of common shares outstanding during the period, if dilutive. For this purpose, the “treasury stock method” and “if-converted method,” as applicable, are used.
Under the treasury stock method, assumed proceeds upon the exercise of stock options are considered to be used to purchase common stock at the average market price of the shares during the period. Also under the treasury stock method, fixed awards and nonvested shares, such as restricted stock units, are deemed options for purposes of computing diluted earnings per share. At September 30, 2012 and 2011, all potential common stock under the treasury stock method were antidilutive in nature; consequently, the Company did not have any adjustments between earnings per share and diluted earnings per share related to stock options and restricted stock units.
In applying the if-converted method, conversion is not assumed for purposes of computing diluted earnings per share if the effect would be antidilutive. Convertible preferred stock (such as the Convertible Preferred Stock) is antidilutive whenever the amount of the dividend declared in or accumulated for the current period per common share obtainable on conversion, including the deemed dividend in the period from a beneficial conversion feature, exceeds basic earnings per share. The Convertible Preferred Stock was antidilutive at September 30, 2012 and 2011.
Also, under the if-converted method, convertible debt (such as the 3.25% Convertible Notes and the 6.00% Convertible Notes) is antidilutive whenever its interest per common share obtainable on conversion, including any deemed interest from a beneficial conversion feature and nondiscretionary adjustments, net of tax, exceeds basic earnings per share. At September 30, 2012, the 3.25% Convertible Notes and the 6.00% Convertible Notes were antidilutive. The 3.25% Convertible Notes were dilutive for the three and nine months ended September 30, 2011. Therefore, the shares of common stock obtainable on the assumed conversion of the 3.25% Convertible Notes, the interest expense and the amortization of discount, net of income tax, were included in the computation of diluted earnings per share for the corresponding periods.